UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

                               THIRD AVENUE TRUST
               (Exact name of registrant as specified in charter)

                622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY            10017
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY    10017
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------


Date of fiscal year end: OCTOBER 31, 2003
                         ----------------

Date of reporting period: APRIL 30, 2004
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

                                 [LOGO OMITTED]
                               Third Avenue Funds



                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                               SEMI-ANNUAL REPORT
                                     ------
                                 April 30, 2004

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                             PRINCIPAL                                                                       VALUE          % OF
                             AMOUNT ($)    ISSUES                                                           (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.77%
Energy & Utilities            17,500,000   Mirant Americas Generation LLC (a) (b) *                      $  9,800,000         0.30%
                                                                                                         ------------
Insurance Services             5,715,390   Safelite Glass Term A Note (b)                                   5,629,659
Companies                      9,192,099   Safelite Glass Term B Note (b)                                   9,054,218
                                                                                                         ------------
                                                                                                           14,683,877         0.46%
                                                                                                         ------------
Oil Services                     177,872   Cimarron Petroleum Corp. (a) (b)                                   250,000         0.01%
                                                                                                         ------------
                                           TOTAL BANK DEBT
                                           (Cost $20,866,546)                                              24,733,877
                                                                                                         ------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 11.60%
Aerospace/Defense             28,307,000   Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a) (b) *         1,017,070
                              45,384,000   Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a) (b) *         1,630,647
                                                                                                         ------------
                                                                                                            2,647,717         0.08%
                                                                                                         ------------
Building & Construction       78,559,000   USG Corp. 9.25%, due 09/15/01 (a) (b) *                         83,292,180
                              85,535,000   USG Corp. 8.50%, due 08/01/05 (a) *                             89,490,994
                                 555,000   USG Corp. Muni East Chicago Solid Waste Disposal 5.50%,
                                           due 09/01/28 (a) *                                                 514,474
                               3,755,000   USG Corp. Muni East Chicago Solid Waste Disposal 6.375%
                                           due 08/01/29 (a) *                                               3,485,804
                              17,460,000   USG Corp. Muni Pennsylvania Economic Dev. 6.00%
                                           due 06/01/31 (a) *                                              16,587,524
                              26,040,000   USG Corp. Muni Ohio Solid Waste Disposal 5.60%
                                           due 08/01/32 (a) *                                              24,733,313
                              18,930,000   USG Corp. Muni Ohio Solid Waste Disposal 5.65%
                                           due 03/01/33 (a) *                                              17,980,282
                               4,210,000   USG Corp. Muni Ohio Solid Waste Disposal 6.05%
                                           due 08/01/34 (a) *                                               3,998,995
                                                                                                         ------------
                                                                                                          240,083,566         7.49%
                                                                                                         ------------
Consumer Products             64,300,000   Home Products International, Inc. 9.625%, due 05/15/08          48,546,500         1.51%
                                                                                                         ------------
Energy & Utilities            10,000,000   Mirant Americas Generation LLC 8.50%, due 10/01/21 (a) *         7,350,000         0.23%
                                                                                                         ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                              PRINCIPAL                                                                     VALUE           % OF
                              AMOUNT ($)   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Finance                        7,500,000   CIT Group, Inc., 5.625%, due 05/17/04                        $  7,511,482
                              20,000,000   CIT Group, Inc., 7.125%, due 10/15/04                          20,514,160
                                 375,000   CIT Group, Inc., 6.625%, due 06/15/05                             393,093
                                                                                                        ------------
                                                                                                          28,418,735          0.89%
                                                                                                        ------------
Hard Goods Retail             18,648,000   Hechinger Co. 6.95%, due 10/15/03 (a) (b) *                            --
                              14,752,000   Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                            --
                                                                                                        ------------
                                                                                                                  --          0.00%
                                                                                                        ------------
Insurance & Reinsurance       10,000,000   Danielson Holding Corp., 12.00%, due 12/15/04 (b)              10,000,000          0.31%
                                                                                                        ------------
Medical Biotechnology          1,126,736   Comprehensive Neuroscience Senior Notes 5.75%,
                                           due 02/07/06 (b)                                                   77,672          0.00%
                                                                                                        ------------
Metals-Diversified             6,500,000   Haynes International, Inc. 11.625%, due 09/01/04 (a) *          4,387,500          0.14%
                                                                                                        ------------
Retail                        92,249,625   Kmart Escrow Notes (a) (b) (d)                                         --
                              86,205,118   Kmart Holding Corp. Trade Claims (a) (b)                       28,652,564
                                                                                                        ------------
                                                                                                          28,652,564          0.89%
                                                                                                        ------------
Textiles                      50,000,000   Westpoint Stevens, Inc. 7.875%, due 06/15/05 (a) *              1,875,000          0.06%
                                                                                                        ------------
                                           TOTAL CORPORATE DEBT INSTRUMENTS
                                           (Cost $348,054,256)                                           372,039,254
                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.41%
U.S. Treasury Notes           45,000,000   U.S. Treasury Note 1.75%, due 12/31/04 (e)                     45,142,425          1.41%
                                                                                                        ------------
                                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                           (Cost $44,991,594)                                             45,142,425
                                                                                                        ------------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.67%
                                     259   American Capital Access Holdings, Convertible (a) (b) (c)
                                           (Bermuda)                                                      14,734,728
                                     103   American Capital Access Holdings,
                                           Senior Convertible (a) (b) (c) (Bermuda)                        5,889,004
                               6,045,667   CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                        --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)
                                   4,775   Ecclesiastical Insurance, 8.625% (United Kingdom)           $       9,378
                               1,022,245   RS Holdings Convertible Class A (a) (b)                           987,938
                                                                                                       -------------
                                                                                                          21,621,048          0.67%
                                                                                                       -------------
                                           TOTAL PREFERRED STOCK
                                           (Cost $28,481,090)                                             21,621,048
                                                                                                       -------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 74.67%
Annuities, Mutual Fund           967,732   Legg Mason, Inc.                                               89,089,408
Management & Sales               489,900   Nuveen Investments, Inc.                                       12,556,137
                                 139,212   Westwood Holdings Group, Inc.                                   2,436,210
                                                                                                       -------------
                                                                                                         104,081,755          3.25%
                                                                                                       -------------
Assisted Living Facilities     1,567,118   CareMatrix Corp. (a) (b)                                               --          0.00%
                                                                                                       -------------
Bermuda Based                     87,035   ACE Ltd. (Bermuda)                                              3,815,614
Financial Institutions           432,300   Arch Capital Group, Ltd. (a) (Bermuda)                         17,369,814
                                 118,449   ESG Re, Ltd. (a) (Bermuda)                                         35,535
                                  15,675   ESG Re, Ltd. Warrants (a) (b) (Bermuda)                                 1
                                 480,000   Montpelier RE Holdings, Ltd. (Bermuda)                         16,416,000
                                 127,500   Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                    22,567,500
                                 295,217   Trenwick Group, Ltd. (Bermuda)                                      3,690
                                  58,300   White Mountains Insurance Group, Inc. (Bermuda)                30,024,500
                                                                                                       -------------
                                                                                                          90,232,654          2.81%
                                                                                                       -------------
Computerized Securities        1,715,256   Instinet Group, Inc. (a)                                       11,200,622
Trading                          132,800   Investment Technology Group, Inc. (a)                           1,903,024
                                                                                                       -------------
                                                                                                          13,103,646          0.41%
                                                                                                       -------------
Computers, Networks              100,000   3Com Corp. (a)                                                    616,000          0.02%
& Software                                                                                             -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions          106,000   Astoria Financial Corp.                                     $   3,648,520
                                 835,000   BankAtlantic Bancorp, Inc. Class A                             13,067,750
                                  69,566   Banknorth Group, Inc.                                           2,130,807
                                 529,600   Brookline Bancorp, Inc.                                         7,499,136
                                 218,500   Carver Bancorp, Inc. (c)                                        4,785,150
                                 250,787   Citigroup, Inc. Litigation Tracking Warrants (a)                  245,771
                                  61,543   Commercial Federal Corp.                                        1,579,193
                                  60,000   EverTrust Financial Group, Inc.                                   967,200
                                  45,210   Tompkins Trustco, Inc.                                          2,142,954
                                 390,800   Woronoco Bancorp, Inc. (c)                                     12,681,460
                                                                                                       -------------
                                                                                                          48,747,941          1.52%
                                                                                                       -------------
Discount Priced Holding        2,344,100   Brascan Corp. Class A (Canada)                                 79,300,903
Companies                         83,370   Capital Southwest Corp.                                         6,294,435
                                 397,000   Guoco Group, Ltd. (Hong Kong)                                   3,142,997
                               7,470,200   Hutchison Whampoa, Ltd. (Hong Kong)                            50,281,482
                               6,075,000   Investor AB Class A (Sweden)                                   61,231,502
                               8,866,000   Toyota Industries Corp. (Japan)                               192,817,725
                                                                                                       -------------
                                                                                                         393,069,044         12.26%
                                                                                                       -------------
Electronics Components         2,496,500   American Power Conversion Corp.                                46,584,690
                               6,380,700   AVX Corp.                                                      90,542,133
                                                                                                       -------------
                                                                                                         137,126,823          4.28%
                                                                                                       -------------
Financial Insurance              300,000   Ambac Financial Group, Inc.                                    20,700,000
                                 118,812   American Capital Access Holdings (a) (b) (c) (Bermuda)          6,449,516
                               1,777,409   MBIA, Inc.                                                    104,671,616
                                                                                                       -------------
                                                                                                         131,821,132          4.11%
                                                                                                       -------------
Financial Services               250,000   CIT Group, Inc.                                                 8,592,500          0.27%
                                                                                                       -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Hotels & Motels                  637,570   Lodgian, Inc. Class A Warrants (a) (b) (c)                  $     466,382
                                 127,159   Lodgian, Inc. Class B Warrants (a) (b) (c)                        126,841
                                 146,543   Lodgian, Inc. (a) (c)                                           2,417,959
                                                                                                       -------------
                                                                                                           3,011,182          0.09%
                                                                                                       -------------
Housing Development              208,750   Levitt Corp. Class A (a)                                        4,759,500          0.15%
                                                                                                       -------------
Industrial & Agricultural        594,300   Alamo Group, Inc. (c)                                           9,847,551
Equipment                        299,300   Lindsay Manufacturing Co.                                       7,078,445
                                 360,100   Mestek, Inc. (a)                                                6,445,790
                                 480,500   Standex International Corp.                                    12,925,450
                                                                                                       -------------
                                                                                                          36,297,236          1.13%
                                                                                                       -------------
Insurance & Reinsurance          200,678   ACMAT Corp. Class A (a) (c)                                     2,814,509
                               1,311,571   Danielson Holding Corp. (a)                                    12,709,123
                               1,280,213   Danielson Holding Corp. (a) (b)                                11,164,738
                               1,576,580   Radian Group, Inc.                                             73,326,736
                                  32,089   RS Holdings Class A (a) (b)                                        30,803
                                                                                                       -------------
                                                                                                         100,045,909          3.12%
                                                                                                       -------------
Insurance Services               940,131   Safelite Glass Corp. (a) (b)                                    5,640,786
Companies                         63,460   Safelite Realty Corp. (a) (b)                                     576,851
                                                                                                       -------------
                                                                                                           6,217,637          0.19%
                                                                                                       -------------
Life Insurance                   836,000   The MONY Group, Inc. (a)                                       25,874,200
                               2,009,900   The Phoenix Companies, Inc.                                    25,465,433
                                                                                                       -------------
                                                                                                          51,339,633          1.60%
                                                                                                       -------------
Manufactured Housing              89,000   Liberty Homes, Inc. Class A                                       528,838
                                  40,000   Liberty Homes, Inc. Class B                                       260,000
                                                                                                       -------------
                                                                                                             788,838          0.03%
                                                                                                       -------------
Medical Supplies                 342,300   Datascope Corp.                                                11,336,976
& Services                     1,000,000   Sankyo Co., Ltd. (Japan)                                       18,531,104
                                 181,500   St. Jude Medical, Inc. (a)                                     13,841,190
                                                                                                       -------------
                                                                                                          43,709,270          1.36%
                                                                                                       -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life                       9,159,100   Aioi Insurance Co., Ltd. (Japan)                            $  40,253,396
Insurance - Japan              2,116,200   Millea Holdings, Inc. ADR                                     150,654,394
                              10,857,140   Mitsui Sumitomo Insurance Co., Ltd. (Japan)                   102,220,728
                               4,420,560   Sompo Japan Insurance, Inc. (Japan)                            39,857,344
                                                                                                       -------------
                                                                                                         332,985,862         10.38%
                                                                                                       -------------
Oil & Gas                        313,400   EnCana Corp. (Canada)                                          12,291,548
Production & Services          1,000,000   Nabors Industries, Ltd. (a) (Bermuda)                          44,360,000
                                                                                                       -------------
                                                                                                          56,651,548          1.77%
                                                                                                       -------------
Pharmaceutical Services        1,308,740   Innovative Clinical Solutions, Ltd. (a) (c)                         7,852
                                 598,000   PAREXEL International Corp. (a)                                11,684,920
                                 637,500   Pharmaceutical Product Development, Inc. (a)                   18,850,875
                                                                                                       -------------
                                                                                                          30,543,647          0.95%
                                                                                                       -------------
Real Estate                    1,387,200   Alexander & Baldwin, Inc.                                      43,821,648
                                 166,000   Alico, Inc.                                                     5,494,600
                                 959,000   Burnham Pacific Properties, Inc.                                  124,670
                                 336,950   Canary Wharf Group PLC (a) (United Kingdom)                     1,750,778
                               1,134,196   Catellus Development Corp.                                     24,441,924
                                  31,000   Consolidated-Tomoka Land Co.                                    1,162,500
                               1,766,514   Forest City Enterprises, Inc. Class A                          92,635,994
                                  11,250   Forest City Enterprises, Inc. Class B                             591,750
                                  47,348   Homefed Corp. (a)                                               1,538,810
                               1,352,836   Koger Equity, Inc. (c)                                         28,341,914
                                  14,600   LNR Property Corp.                                                733,212
                                     846   Public Storage, Inc.                                               35,354
                               3,420,106   Tejon Ranch Co. (a) (c)                                       119,019,689
                               2,838,500   The St. Joe Co.                                               111,269,200
                               2,150,000   Trammell Crow Co. (a) (c)                                      29,046,500
                                                                                                       -------------
                                                                                                         460,008,543         14.35%
                                                                                                       -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                         2,217,294   Frank's Nursery & Crafts, Inc. (a) (c)                      $   2,028,824
                               1,042,908   Kmart Holding Corp. (a)                                        46,659,704
                               2,250,000   Kmart Holding Corp. (a) (b)                                    95,631,750
                                                                                                       -------------
                                                                                                         144,320,278          4.50%
                                                                                                       -------------
Securities Brokers, Dealers      447,200   Jefferies Group, Inc.                                          15,249,520
& Flotation Companies          1,629,375   Raymond James Financial, Inc.                                  40,929,900
                                                                                                       -------------
                                                                                                          56,179,420          1.75%
                                                                                                       -------------
Semiconductor                    700,000   Applied Materials, Inc. (a)                                    12,761,000          0.40%
Equipment Manufacturers                                                                                -------------

Small-Cap Technology             247,200   Planar Systems, Inc. (a)                                        3,013,368          0.09%
                                                                                                       -------------
Telecommunications             1,250,000   Comverse Technology, Inc. (a)                                  20,450,000
                               2,008,200   Tellabs, Inc. (a)                                              17,531,586
                                                                                                       -------------
                                                                                                          37,981,586          1.19%
                                                                                                       -------------
Title Insurance                1,000,000   First American Corp.                                           27,120,000
                                 479,800   Stewart Information Services Corp.                             17,032,900
                                                                                                       -------------
                                                                                                          44,152,900          1.38%
                                                                                                       -------------
Transportation                    55,032   Florida East Coast Industries, Inc. Class B                     2,005,916          0.06%
                                                                                                       -------------
Utilities & Utility Service    4,847,600   Quanta Services, Inc. (a)                                      26,516,372
Companies                        400,000   TXU Corp.                                                      13,656,000
                                                                                                       -------------
                                                                                                          40,172,372          1.25%
                                                                                                       -------------
                                           TOTAL COMMON STOCKS AND WARRANTS
                                           (Cost $1,441,578,448)                                       2,394,337,140
                                                                                                       -------------
                            INVESTMENT
                            AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.07%
                               2,202,000      ESG Partners, LP (a) (b) (Bermuda)                                  --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                              INVESTMENT                                                                     VALUE          % OF
                              AMOUNT ($)   ISSUES                                                           (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS (CONTINUED)
                               3,264,756   Head Insurance Investors, LP (a) (b)                        $      822,145
                               1,389,198   Insurance Partners II Equity Fund, LP (a) (b)                    1,274,355
                                                                                                       --------------
                                                                                                            2,096,500          0.07%
                                                                                                       --------------
                                           TOTAL LIMITED PARTNERSHIPS
                                           (Cost $6,855,954)                                                2,096,500
                                                                                                       --------------
                               NOTIONAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.75%
Call Options                               Kmart Holding Corp., Strike $13, expires 05/06/05 (b)
                                           (option to purchase 103,279 shares of Kmart Holding Corp.)       3,160,286          0.10%
                                                                                                       --------------
Foreign Currency Swap        100,000,000   Bear Stearns Currency Swap,
Contracts                                  Termination Date 10/30/04 (f)                                      276,953           0.01
                                                                                                       --------------
Letter of Credit              20,650,000   Covanta Energy Corp., due 04/01/05 (b) (g)                      20,650,000          0.64%
                                                                                                       --------------
                                           TOTAL OTHER INVESTMENTS
                                           (Cost $20,650,000)                                              24,087,239
                                                                                                       --------------

                               PRINCIPAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.22%
Repurchase Agreements        317,856,626   Bear Stearns 0.93%, due 05/03/04 (h)                           317,856,626          9.91%
                                                                                                       --------------
U.S. Treasury Bills           10,000,000   U.S. Treasury Bill 0.97+%, due 07/29/04                          9,976,530          0.31%
                                                                                                       --------------
                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $327,833,707)                                            327,833,156
                                                                                                       --------------
                                           TOTAL INVESTMENT PORTFOLIO - 100.16%
                                           (Cost $2,239,311,595)                                        3,211,890,639
                                                                                                       --------------
                                           LIABILITIES IN EXCESS OF
                                           OTHER ASSETS - (0.16%)                                          (5,029,101)
                                                                                                       --------------
                                           NET ASSETS - 100.00%                                        $3,206,861,538
                                           (Applicable to 74,151,958                                   ==============
                                           shares outstanding)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

Notes:

(a)  Non-income producing securities.

(b)  Restricted/fair valued securities.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Security in part on loan.

(e)  Segregated for future fund commitments.

(f) The Fund is selling 10.982 billion Japanese yen and paying an interest rate of 0.10% in exchange for 100 million U.S. dollars and an interest rate of 1.25%.

(g) Letter of Credit collateralized by: Bank One Certificate of Deposit, 0.90%, due 07/22/04.

(h)  Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $50,000,000, matures 08/15/05, value $48,874,000.

     U.S. Treasury Strips, par value $16,000,000, matures 11/15/05, value $15,521,760.

     U.S. Treasury Strips, par value $50,000,000, matures 05/15/06, value $47,671,500.

     U.S. Treasury Strips, par value $14,145,000, matures 02/15/07, value $13,071,960.

     U.S. Treasury Strips, par value $50,000,000, matures 02/15/15, value $29,390,500.

     U.S. Treasury Strips, par value $90,000,000, matures 11/15/16, value $47,223,900.

     U.S. Treasury Strips, par value $97,345,000, matures 02/15/18, value $46,70,379.

     U.S. Treasury Strips, par value $50,000,000, matures 05/15/18, value $23,612,000.

     U.S. Treasury Strips, par value $25,000,000, matures 08/15/21, value $9,559,500.

     U.S. Treasury Strips, par value $95,205,000, matures 08/15/23, value $32,276,399.

     U.S. Treasury Strips, par value $40,000,000, matures 02/15/24, value $13,102,800.

  *  Issuer in default.

  +  Annualized yield at date of purchase.

ADR: American Depository Receipt.


Country Concentration
                          % of
                       Net Assets
                       ----------
United States             71.65
Japan                     16.97
Bermuda                    5.04
Canada                     2.86
Sweden                     1.91
Hong Kong                  1.67
United Kingdom             0.06
                       ----------
Total                    100.16


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
     Unaffiliated issuers (identified cost of $2,063,810,204)                                         $2,973,232,759
     Affiliated issuers (identified cost of $175,501,391)                                                238,657,880
                                                                                                      --------------
          Total investments (identified cost of $2,239,311,595)                                        3,211,890,639
Receivable for securities sold                                                                             1,647,979
Receivable for fund shares sold                                                                            3,999,052
Dividends and interest receivable                                                                         10,484,016
Other assets                                                                                                  38,208
                                                                                                      --------------
          Total assets                                                                                 3,228,059,894
                                                                                                      --------------

LIABILITIES:
Payable for securities purchased                                                                          12,210,059
Payable for fund shares redeemed                                                                           5,881,994
Payable to investment adviser                                                                              2,451,877
Accounts payable and accrued expenses                                                                        534,955
Payable for service fees (Note 3)                                                                            119,471
Commitments (Note 6)                                                                                              --
                                                                                                      --------------
          Total liabilities                                                                               21,198,356
                                                                                                      --------------
          Net assets                                                                                  $3,206,861,538
                                                                                                      ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
     74,151,958 shares outstanding                                                                    $2,255,786,774
Accumulated undistributed net investment loss                                                            (13,193,474)
Accumulated undistributed net realized losses from investment transactions                                (8,201,516)
Net unrealized appreciation of investments and translation
     of foreign currency denominated assets and liabilities                                              972,469,754
                                                                                                      --------------
          Net assets applicable to capital shares outstanding                                         $3,206,861,538
                                                                                                      ==============
Net asset value, offering and redemption price per share                                                      $43.25
                                                                                                              ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest-unaffiliated issuers                                                                    $ 11,056,323
     Dividends-unaffiliated issuers (net of foreign withholding tax of $733,401)                        12,059,526
     Dividends-affiliated issuers                                                                        1,170,891
     Other Income                                                                                          758,947
                                                                                                      ------------
          Total investment income                                                                       25,045,687
                                                                                                      ------------

EXPENSES:
     Investment advisory fees (Note 3)                                                                  14,174,943
     Service fees (Note 3)                                                                               1,463,728
     Transfer agent fees                                                                                   429,898
     Reports to shareholders                                                                               341,777
     Custodian fees                                                                                        214,003
     Administration fees (Note 3)                                                                          118,384
     Insurance expenses                                                                                     99,598
     Accounting services                                                                                    98,305
     Auditing and tax consulting fees                                                                       64,965
     Miscellaneous expenses                                                                                 62,099
     Registration and filing fees                                                                           35,737
     Directors' fees and expenses                                                                           34,447
     Legal fees                                                                                             24,863
                                                                                                      ------------
          Total operating expenses                                                                      17,162,747
                                                                                                      ------------
          Net investment income                                                                          7,882,940
                                                                                                      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gains on investments-unaffiliated issuers                                             29,920,941
     Net realized loss on investments-affiliated issuers                                                (9,305,407)
     Net realized gains on foreign currency transactions                                                 1,392,363
     Net change in unrealized appreciation on investments                                              188,307,734
     Net change in unrealized appreciation on foreign currency swaps                                       342,185
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                                          (124,009)
                                                                                                      ------------
          Net realized and unrealized gains on investments                                             210,533,807
                                                                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $218,416,747
                                                                                                      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FOR THE
                                                                                              SIX MONTHS
                                                                                                 ENDED             FOR THE YEAR
                                                                                            APRIL 30, 2004             ENDED
                                                                                              (UNAUDITED)        OCTOBER 31, 2003
                                                                                            --------------       ----------------
OPERATIONS:
     Net investment income                                                                  $    7,882,940       $   29,364,344
     Net realized gains (losses) on investments-unaffiliated issuers                            29,920,941          (17,225,942)
     Net realized gains (losses) on investments-affiliated issuers                              (9,305,407)            (683,234)
     Net realized gains (losses) on foreign currency transactions                                1,392,363          (43,019,844)
     Net change in unrealized appreciation on investments                                      188,307,734          823,110,996
     Net change in unrealized appreciation on foreign currency swaps
          and option contracts                                                                     342,185            6,835,361
     Net change in unrealized appreciation (depreciation) on translation of other
          assets and liabilities denominated in foreign currency                                  (124,009)              13,750
                                                                                            --------------       --------------
     Net increase in net assets resulting from operations                                      218,416,747          798,395,431
                                                                                            --------------       --------------

DISTRIBUTIONS:
     Dividends to shareholders from net investment income                                      (23,429,997)         (28,709,698)
     Distributions to shareholders from net realized gains on investments                               --           (2,696,193)
                                                                                            --------------       --------------
                                                                                               (23,429,997)         (31,405,891)
                                                                                            --------------       --------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                              354,974,340          537,876,117
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                                           22,501,933           30,219,047
     Redemption fees                                                                                36,710                   --
     Cost of shares redeemed                                                                  (383,651,507)        (515,181,586)
                                                                                            --------------       --------------
     Net increase (decrease) in net assets resulting from capital
          share transactions                                                                    (6,138,524)          52,913,578
                                                                                            --------------       --------------
     Net increase in net assets                                                                188,848,226          819,903,118
     Net assets at beginning of period                                                       3,018,013,312        2,198,110,194
                                                                                            --------------       --------------
     Net assets at end of period
          (including undistributed net investment income of
          $0 and $799,063, respectively)                                                    $3,206,861,538       $3,018,013,312
                                                                                            ==============       ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                     FOR THE
                                                   SIX MONTHS
                                                      ENDED                              YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 2004     ----------------------------------------------------------------
                                                   (UNAUDITED)       2003          2002          2001          2000          1999
                                                 ---------------    ------        ------        ------        ------        ------
Net Asset Value, Beginning of Period                 $40.62          $29.90        $34.50        $38.48        $34.82       $30.16
                                                     ------          ------        ------        ------        ------       ------
Income (loss) from Investment Operations:
     Net investment income                             0.13            0.40          0.31          0.45          0.47         0.47
     Net gain (loss) on securities (both
          realized and unrealized)                     2.82           10.75         (4.11)        (1.59)         7.61         4.59
                                                     ------          ------        ------        ------        ------       ------
     Total from Investment Operations                  2.95           11.15         (3.80)        (1.14)         8.08         5.06
                                                     ------          ------        ------        ------        ------       ------
Less Distributions:
     Dividends from net investment income             (0.32)          (0.39)        (0.61)        (0.68)           --        (0.40)
     Distributions from realized gains                   --           (0.04)        (0.19)        (2.16)        (4.42)         --
                                                     ------          ------        ------        ------        ------       ------
     Total Distributions                              (0.32)          (0.43)        (0.80)        (2.84)        (4.42)       (0.40)
                                                     ------          ------        ------        ------        ------       ------
Net Asset Value, End of Period                       $43.25          $40.62        $29.90        $34.50        $38.48       $34.82
                                                     ======          ======        ======        ======        ======       ======
Total Return                                           7.30%(1)       37.76%       (11.40%)       (3.01%)       24.07%       16.89%
Ratios/Supplemental Data:
     Net Assets, End of period (in thousands)    $3,206,862      $3,018,013    $2,198,110    $2,408,642    $1,856,220   $1,340,272
     Ratio of Expenses to Average Net Assets           1.09%(2)        1.11%         1.07%         1.07%         1.09%        1.10%
     Ratio of Net Investment Income to
          Average Net Assets                           0.50%(2)        1.23%         0.90%         1.31%         1.41%        1.27%
     Portfolio Turnover Rate                              5%(1)          11%           19%           16%           30%           5%

(1) Not annualized

(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                               PRINCIPAL                                                                    VALUE           % OF
                              AMOUNT ($)   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%
Technology                     4,942,604   Insilco Technologies Bank Debt (a) (b)                     $       21,716          0.00%
                                                                                                      --------------
                                           TOTAL BANK DEBT
                                           (Cost $0)                                                          21,716
                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.99%
U.S. Treasury Notes           14,000,000   U.S. Treasury Note 1.75%, due 12/31/04                         14,044,310
                              15,000,000   U.S. Treasury Note 1.125%, due 06/30/05                        14,903,325
                                                                                                      --------------
                                                                                                          28,947,635          3.99%
                                                                                                      --------------
                                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                           (Cost $28,917,559)                                             28,947,635
                                                                                                      --------------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.90%
Aerospace & Defense              294,367   Herley Industries, Inc. (a)                                     6,137,552          0.85%
                                                                                                      --------------
Agricultural Chemicals         1,006,700   Agrium, Inc. (Canada)                                          12,523,348          1.73%
                                                                                                      --------------
Auto Parts                       271,400   Superior Industries International, Inc.                         9,249,312          1.28%
                                                                                                      --------------
Business Development             622,900   Brascan Corp. Class A (Canada)                                 21,072,707
& Investment Companies         3,111,000   JZ Equity Partners PLC (United Kingdom)                         6,965,131
                                 215,100   Leucadia National Corp.                                        10,597,977
                                                                                                      --------------
                                                                                                          38,635,815          5.33%
                                                                                                      --------------
Cable Television Equipment     1,034,200   CommScope, Inc. (a)                                            18,108,842
                                 175,000   Scientific-Atlanta, Inc.                                        5,668,250
                                                                                                      --------------
                                                                                                          23,777,092          3.28%
                                                                                                      --------------
Consumer Products                498,418   JAKKS Pacific, Inc. (a)                                         8,657,521
                                  74,600   Maxwell Shoe Co., Inc. Class A (a)                              1,685,214
                                 217,800   Russ Berrie & Co., Inc.                                         6,213,834
                                                                                                      --------------
                                                                                                          16,556,569          2.28%
                                                                                                      --------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics Components           555,000   Advanced Power Technology, Inc. (a) (c)                    $    5,627,700
                                 455,000   American Power Conversion Corp.                                 8,490,300
                                 307,700   Bel Fuse, Inc. Class B                                          9,501,776
                                 107,384   Hutchinson Technology, Inc. (a)                                 2,640,573
                                 529,517   IXYS Corp. (a)                                                  4,537,961
                                 441,400   KEMET Corp. (a)                                                 5,464,532
                                 453,600   Park Electrochemical Corp.                                     10,691,352
                                 633,400   TriQuint Semiconductor, Inc. (a)                                3,477,366
                                                                                                      --------------
                                                                                                          50,431,560          6.96%
                                                                                                      --------------
Energy/Coal                      281,200   Fording Canadian Coal Trust (Canada)                           10,812,140          1.49%
                                                                                                      --------------
Energy Services                  238,700   Precision Drilling Corp. (a) (Canada)                          11,433,730
                                 155,000   Tidewater, Inc.                                                 4,372,550
                                 502,200   Willbros Group, Inc. (a) (Panama)                               7,271,856
                                                                                                      --------------
                                                                                                          23,078,136          3.18%
                                                                                                      --------------
Financial Insurance               71,852   Radian Group, Inc.                                              3,341,837          0.46%
                                                                                                      --------------
Forest Products & Paper          255,400   Deltic Timber Corp.                                             8,686,154
                               2,132,600   TimberWest Forest Corp. (Canada)                               19,942,000
                                                                                                      --------------
                                                                                                          28,628,154          3.95%
                                                                                                      --------------
Healthcare Services              118,440   AMN Healthcare Services, Inc. (a)                               1,928,203
                                 639,418   Cross Country Healthcare, Inc. (a)                             10,544,003
                                                                                                      --------------
                                                                                                          12,472,206          1.72%
                                                                                                      --------------
Industrial Equipment             393,100   Alamo Group, Inc.                                               6,513,667
                                 238,900   Lindsay Manufacturing Co.                                       5,649,985
                                 493,700   Trinity Industries, Inc.                                       14,954,173
                                                                                                      --------------
                                                                                                          27,117,825          3.74%
                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance - Multi Line            57,300   E-L Financial Corp., Ltd. (Canada)                         $   14,582,803          2.01%
                                                                                                      --------------
Insurance & Reinsurance          280,000   Arch Capital Group, Ltd. (a) (Bermuda)                         11,250,400
                                 120,000   Montpelier RE Holdings, Ltd. (Bermuda)                          4,104,000
                                  42,500   Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                     7,522,500
                                                                                                      --------------
                                                                                                          22,876,900          3.16%
                                                                                                      --------------
Investment Companies             134,170   Westwood Holdings Group, Inc.                                   2,347,975          0.32%
                                                                                                      --------------
Life Insurance                   179,000   FBL Financial Group, Inc. Class A                               4,766,770
                                 170,300   The MONY Group, Inc. (a)                                        5,270,785
                                 532,200   The Phoenix Companies, Inc.                                     6,742,974
                                                                                                      --------------
                                                                                                          16,780,529          2.31%
                                                                                                      --------------
Manufactured Housing              75,200   Skyline Corp.                                                   3,214,048          0.44%
                                                                                                      --------------
Media                            120,000   ValueVision Media, Inc. Class A (a)                             1,684,800          0.23%
                                                                                                      --------------
Natural Resources &              187,500   Alexander & Baldwin, Inc.                                       5,923,125
Real Estate                      187,300   Alico, Inc.                                                     6,199,630
                                 139,000   Avatar Holdings, Inc. (a)                                       5,304,240
                                 374,600   Forest City Enterprises, Inc. Class A                          19,644,024
                                 140,800   Jones Lang LaSalle, Inc. (a)                                    3,324,288
                                 268,800   Koger Equity, Inc.                                              5,631,360
                                 378,100   LNR Property Corp.                                             18,988,182
                                 390,400   The St. Joe Co.                                                15,303,680
                                 274,600   Tejon Ranch Co. (a)                                             9,556,080
                                 210,000   Trammell Crow Co. (a)                                           2,837,100
                                 343,000   Wellsford Real Properties, Inc. (a) (c)                         6,242,600
                                                                                                      --------------
                                                                                                          98,954,309         13.65%
                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Non-Life Insurance - Japan       400,000   Sompo Japan Insurance, Inc. (Japan)                        $    3,606,542          0.50%
                                                                                                      --------------
Oil & Gas                        366,054   Equity Oil Co. (a)                                              1,683,848
                                 155,700   St. Mary Land & Exploration Co.                                 5,628,555
                                 426,700   Whiting Petroleum Co. (a)                                      10,816,845
                                                                                                      --------------
                                                                                                          18,129,248          2.50%
                                                                                                      --------------
Pharmaceutical Services          449,345   PAREXEL International Corp. (a)                                 8,780,201
                                 159,775   Pharmaceutical Product Development, Inc. (a)                    4,724,547
                                                                                                      --------------
                                                                                                          13,504,748          1.86%
                                                                                                      --------------
Retail                           210,700   The Dress Barn, Inc. (a)                                        3,543,974
                                 300,000   Kmart Holding Corp. (a) (b)                                    12,750,900
                                                                                                      --------------
                                                                                                          16,294,874          2.25%
                                                                                                      --------------
Securities Brokers, Dealers    1,713,021   Instinet Group, Inc. (a)                                       11,186,027          1.54%
& Flotation Companies                                                                                 --------------

Semiconductor                    280,700   Coherent, Inc. (a)                                              6,863,115
Equipment Manufacturers          700,000   Credence Systems Corp. (a)                                      7,798,000
& Related                        670,400   Electro Scientific Industries, Inc. (a)                        13,702,976
                                 191,000   FSI International, Inc. (a)                                     1,146,000
                                                                                                      --------------
                                                                                                          29,510,091          4.07%
                                                                                                      --------------
Telecommunications               471,000   Comverse Technology, Inc. (a)                                   7,705,560
Equipment                      1,253,500   Sycamore Networks, Inc. (a)                                     4,637,950
                                 306,300   Tellabs, Inc. (a)                                               2,673,999
                                                                                                      --------------
                                                                                                          15,017,509          2.07%
                                                                                                      --------------
Utilities & Utility Service      980,400   Quanta Services, Inc. (a)                                       5,362,788          0.74%
Companies                                                                                             --------------
                                           TOTAL COMMON STOCKS
                                           (Cost $391,912,446)                                           535,814,737
                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                              NOTIONAL                                                                      VALUE           % OF
                              AMOUNT ($)   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.06%
Call Options                               Kmart Holding Corp., Strike $13, expires 05/06/05 (b)
                                           (option to purchase 13,770 shares of Kmart Holding Corp.)    $    421,355          0.06%
                                                                                                        ------------
Foreign Currency              10,000,000   Canadian Dollar, Strike 1.50 CAD, expires 08/24/04                  9,200          0.00%
Put Options                                                                                             ------------

                                           TOTAL OTHER INVESTMENTS
                                           (Cost $174,207)                                                   430,555
                                                                                                        ------------
                               PRINCIPAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 22.12%
Repurchase Agreements        110,487,524   Bear Stearns 0.93%, due 05/03/04 (d)                          110,487,524         15.24%
                                                                                                        ------------
U.S. Treasury Bills           50,000,000   U.S. Treasury Bill 0.96%+, due 07/29/04                        49,882,650          6.88%
                                                                                                        ------------
                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $160,371,180)                                           160,370,174
                                                                                                        ------------
                                           TOTAL INVESTMENT PORTFOLIO - 100.07%
                                           (Cost $581,375,392)                                           725,584,817
                                                                                                        ------------
                                           LIABILITIES IN EXCESS OF
                                           OTHER ASSETS - (0.07%)                                           (518,305)
                                                                                                        ------------
                                           NET ASSETS - 100.00%                                         $725,066,512
                                           (Applicable to 37,650,815                                    ============
                                           shares outstanding)

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Repurchase agreement collateralized by:

     U.S.  Treasury  Strips,  par  value  $6,590,000  matures  02/15/20,   value
     $2,781,705.

     U.S. Treasury Strips, par value $125,000,000 matures 02/15/26, value $36,667,500.

     U.S. Treasury Strips, par value $32,482,000 matures 11/15/26, value $9,060,529.

     U.S. Treasury Strips, par value $25,000,000 matures 08/15/27, value $6,716,250.

     U.S. Treasury Strips, par value $72,000,000 matures 11/15/27, value $19,114,560.

     U.S.  Treasury  Bond,  par  value  $16,090,000   matures  04/15/29,   value
     $22,826,887.

     U.S. Treasury Strips, par value $70,725,000 matures 05/15/30, value $16,524,896.

  +  Annualized yield at date of purchase.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
     Unaffiliated issuers (identified cost of $569,126,097)                                           $713,714,517
     Affiliated issuers (identified cost of $12,249,295)                                                11,870,300
                                                                                                      ------------
          Total investments (identified cost of $581,375,392)                                          725,584,817
Receivable for fund shares sold                                                                          2,592,290
Dividends and interest receivable                                                                          619,984
Other receivables                                                                                            2,660
Other assets                                                                                                25,256
                                                                                                      ------------
          TOTAL ASSETS                                                                                 728,825,007
                                                                                                      ------------

LIABILITIES:
Payable for securities purchased                                                                         2,422,456
Payable for fund shares redeemed                                                                           547,738
Payable to investment adviser                                                                              543,969
Accounts payable and accrued expenses                                                                      178,773
Payable for service fees (Note 3)                                                                           65,559
Commitments (Note 6)                                                                                            --
                                                                                                      ------------
          Total liabilities                                                                              3,758,495
                                                                                                      ------------
          Net assets                                                                                  $725,066,512
                                                                                                      ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
     37,650,815 shares outstanding                                                                    $576,802,114
Accumulated undistributed net investment loss                                                             (927,004)
Accumulated undistributed net realized gains from investment transactions                                4,982,960
Net unrealized appreciation of investments and translation
     of foreign currency denominated assets and liabilities                                            144,208,442
                                                                                                      ------------
          Net assets applicable to capital shares outstanding                                         $725,066,512
                                                                                                      ============
Net asset value, offering and redemption price per share                                                    $19.26
                                                                                                            ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                                                         $   848,274
     Dividends (net of foreign withholding tax of $62,981)                                              2,661,455
     Other income                                                                                           4,481
                                                                                                      -----------
          Total investment income                                                                       3,514,210
                                                                                                      -----------

EXPENSES:
     Investment advisory fees (Note 3)                                                                  2,910,306
     Service fees (Note 3)                                                                                360,033
     Transfer agent fees                                                                                   99,805
     Custodian fees                                                                                        87,806
     Reports to shareholders                                                                               77,058
     Accounting services                                                                                   41,096
     Directors' fees and expenses                                                                          33,463
     Registration and filing fees                                                                          28,466
     Administration fees (Note 3)                                                                          25,296
     Auditing and tax consulting fees                                                                      21,299
     Insurance expenses                                                                                    13,033
     Miscellaneous expenses                                                                                 5,145
     Legal fees                                                                                             4,696
                                                                                                      -----------
          Total operating expenses                                                                      3,707,502
                                                                                                      -----------
          Net investment loss                                                                            (193,292)
                                                                                                      -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gains on investments-unaffiliated issuers                                             2,616,516
     Net realized loss on investments-affiliated issuers                                                2,741,527
     Net realized losses on foreign currency transactions                                                 (45,256)
     Net change in unrealized appreciation on investments                                              34,428,073
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                                             (530)
                                                                                                      -----------
     Net realized and unrealized gains on investments                                                  39,740,330
                                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $39,547,038
                                                                                                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE
                                                                                            SIX MONTHS
                                                                                               ENDED             FOR THE YEAR
                                                                                          APRIL 30, 2004             ENDED
                                                                                            (UNAUDITED)        OCTOBER 31, 2003
                                                                                          --------------       ----------------
OPERATIONS:
     Net investment income (loss)                                                          $   (193,292)         $     878,783
     Net realized gains on investments-unaffiliated issuers                                   2,616,516              7,605,532
     Net realized gains (losses) on investments-affiliated issuers                            2,741,527             (2,421,853)
     Net realized gains (losses) on foreign currency transactions                               (45,256)                11,863
     Net change in unrealized appreciation on investments                                    34,428,073            145,395,615
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                                   (530)                  (441)
                                                                                           ------------          -------------
     Net increase in net assets resulting from operations                                    39,547,038            151,469,499
                                                                                           ------------          -------------

DISTRIBUTIONS:
     Dividends to shareholders from net investment income                                      (789,752)            (3,981,345)
     Distributions to shareholders from net realized gains on investments                    (2,621,974)                    --
                                                                                           ------------          -------------
                                                                                             (3,411,726)            (3,981,345)
                                                                                           ------------          -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                           200,985,536            130,629,985
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                                         3,310,987              3,812,653
     Redemption fees                                                                            146,617                 78,694
     Cost of shares redeemed                                                                (57,343,760)          (109,523,879)
                                                                                           ------------          -------------
     Net increase in net assets resulting from capital
          share transactions                                                                147,099,380             24,997,453
                                                                                           ------------          -------------
     Net increase in net assets                                                             183,234,692            172,485,607
     Net assets at beginning of period                                                      541,831,820            369,346,213
                                                                                           ------------          -------------
     Net assets at end of period
          (including undistributed net investment income of
          $0 and $56,040, respectively)                                                    $725,066,512          $ 541,831,820
                                                                                           ============          =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                     FOR THE
                                                   SIX MONTHS
                                                      ENDED                              YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 2004     --------------------------------------------------------------
                                                   (UNAUDITED)       2003          2002         2001           2000          1999
                                                 ---------------    ------        ------       ------         ------        ------
Net Asset Value, Beginning of Period                 $18.02          $12.92        $14.33       $13.86        $11.33        $10.66
                                                     ------          ------        ------       ------        ------        ------
Income (loss) from Investment Operations:
     Net investment income (loss)                      0.00*           0.03          0.14         0.14          0.19          0.09
     Net gain (loss) on securities (both
          realized and unrealized)                     1.35            5.21         (1.26)        1.23          2.44          0.67
                                                     ------          ------        ------       ------        ------        ------
     Total from Investment Operations                  1.35            5.24         (1.12)        1.37          2.63          0.76
                                                     ------          ------        ------       ------        ------        ------
Less Distributions:
     Dividends from net investment income             (0.03)          (0.14)        (0.12)       (0.21)        (0.10)        (0.09)
     Distributions from realized gains                (0.08)             --         (0.17)       (0.69)           --            --
                                                     ------          ------        ------       ------        ------        ------
     Total Distributions                              (0.11)          (0.14)        (0.29)       (0.90)        (0.10)        (0.09)
                                                     ------          ------        ------       ------        ------        ------
Net Asset Value, End of Period                       $19.26          $18.02        $12.92       $14.33        $13.86        $11.33
                                                     ======          ======        ======       ======        ======        ======
Total Return                                           7.51%(1)       40.88%        (8.12%)      10.54%        23.30%         7.12%
Ratios/Supplemental Data:
     Net Assets, End of period (in thousands)      $725,067        $541,832      $369,346     $275,666      $142,459      $121,895
     Ratio of Expenses to Average Net Assets           1.15%(2)        1.17%         1.17%        1.23%         1.30%         1.28%
     Ratio of Net Investment Income (Loss) to
          Average Net Assets                          (0.06%)(2)       0.21%         1.03%        1.16%         1.43%         0.72%
     Portfolio Turnover Rate                              8%(1)          22%           19%          18%           19%           10%

(1) Not Annualized

(2) Annualized
* Less than $0.01 per share

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                             PRINCIPAL                                                                       VALUE          % OF
                             AMOUNT/UNITS  ISSUES                                                           (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 2.40%
Natural Resources            $11,541,596   Crown Pacific Partners, 7.76%, due 02/01/13 (a) (b) *       $    8,079,117         0.75%
                                                                                                       --------------
Real Estate Operating            400,000   Forest City Enterprises, Inc., $25 par, 7.375%, due 2/1/34       9,720,000         0.90%
Companies                          notes                                                               --------------

Retail                       $10,000,000   Winn-Dixie Stores, Inc., 8.181%, due 09/01/24                    8,106,250         0.75%
                                                                                                       --------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $15,263,539)                                              25,905,367
                                                                                                       --------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.10%
Term Loan                    $ 5,000,000   Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)          5,000,000         0.46%
                                                                                                       --------------
Revolving Credit Loan        $ 6,875,000   Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)          6,875,000         0.64%
                                                                                                       --------------
                                           TOTAL MORTGAGE LOANS
                                           (Cost $11,875,000)                                              11,875,000
                                                                                                       --------------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.18%
Real Estate Investment           133,332   Anthracite Capital, Inc. 10% Series B                            3,333,300
Trusts                           246,200   Koger Equity, Inc. 8.50%                                         6,278,100
                                 125,000   RAIT Investment Trust 7.75%                                      3,112,500
                                                                                                       --------------
                                                                                                           12,723,900         1.18%
                                                                                                       --------------
                                           TOTAL PREFERRED STOCK
                                           (Cost $21,854,141)                                              12,273,900
                                                                                                       --------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 81.90%
Assisted Living Facilities        25,571   CareMatrix Corp. (a) (b)                                                --         0.00%
                                                                                                       --------------
Diversified Financial            774,000   Guoco Group Ltd. (Hong Kong)                                     6,127,657
Services                          22,223   Imperial Credit Industries, Inc. Warrants (a) (b)                       --
                                                                                                       --------------
                                                                                                            6,127,657         0.57%
                                                                                                       --------------
Homebuilders                     434,690   Avatar Holdings, Inc. (a)                                       16,587,770
                                 273,040   Brookfield Homes Corp.                                           8,827,383
                                                                                                       --------------
                                                                                                           25,415,153         2.36%
                                                                                                       --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Hotels & Motels                   44,958   Lodgian, Inc. Class A Warrants (a) (b)                      $       32,887
                                   8,966   Lodgian, Inc. Class B Warrants (a) (b)                               8,944
                                                                                                       --------------
                                                                                                                41,831        0.00%
                                                                                                       --------------
Manufactured Housing             171,900   Cavalier Homes, Inc. (a)                                         1,089,846
                                  85,600   Coachmen Industries, Inc.                                        1,363,608
                                 823,526   Modtech Holdings, Inc. (a) (c)                                   5,828,917
                                                                                                       --------------
                                                                                                             8,282,371        0.77%
                                                                                                       --------------
Natural Resources                 85,200   Deltic Timber Corp.                                               2,897,652        0.27%
                                                                                                       --------------
Real Estate Investment           714,600   Acadia Realty Trust                                              8,975,376
Trusts                         1,840,800   American Financial Realty Trust                                 27,243,840
                                 379,798   American Land Lease, Inc. (c)                                    7,349,091
                                 173,200   Anthracite Capital, Inc.                                         1,820,332
                               3,384,249   Catellus Development Corp.                                      72,930,566
                               1,430,850   Falcon Financial Investment Trust (a) (c)                       11,160,630
                                 551,300   First Potomac Realty Trust (c)                                  10,254,180
                                 239,400   Koger Equity, Inc.                                               5,015,430
                                 938,200   One Liberty Properties, Inc. (c)                                17,262,880
                                 521,200   Prime Group Realty Trust (a)                                     2,882,236
                               1,429,802   ProLogis                                                        42,064,775
                               1,078,800   PS Business Parks, Inc.                                         40,940,460
                                 255,800   RAIT Investment Trust                                            6,154,548
                                 951,000   Vornado Realty Trust                                            47,977,950
                                                                                                       --------------
                                                                                                          302,032,294        28.03%
                                                                                                       --------------
Real Estate Management           294,800   Jones Lang LaSalle, Inc. (a)                                     6,960,228
                               2,056,650   Trammell Crow Co. (a) (c)                                       27,785,342
                                                                                                       --------------
                                                                                                           34,745,570         3.23%
                                                                                                       --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating          1,708,582   Brascan Corp. Class A (Canada)                              $   57,801,329
Companies                      1,716,552   British Land Co. PLC (United Kingdom)                           19,771,245
                               1,762,900   Brookfield Properties Corp. (Canada)                            49,008,620
                                 736,950   Canary Wharf Group PLC (a) (United Kingdom)                      3,829,160
                                 510,000   Consolidated-Tomoka Land Co. (c)                                19,125,000
                                 872,700   First Capital Realty, Inc. (Canada)                             10,584,720
                               1,784,500   Forest City Enterprises, Inc. Class A                           93,579,180
                               4,000,000   Killam Properties, Inc. (a) (c) (Canada)                         6,835,121
                               1,915,000   LNR Property Corp. (c)                                          96,171,300
                                 108,000   Sterling Centrecorp, Inc. (a) (b) (Canada)                          68,558
                                 108,000   Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                  4,948
                                 304,980   Tejon Ranch Co. (a)                                             10,613,304
                               2,526,900   The St. Joe Co.                                                 99,054,480
                                 827,550   Wellsford Real Properties, Inc. (a) (c)                         15,061,410
                                                                                                       --------------
                                                                                                          481,508,375        44.68%
                                                                                                       --------------
Retail                           131,904   Frank's Nursery & Crafts, Inc. (a)                                 120,692
                               1,480,263   Frank's Nursery & Crafts, Inc. Warrants,
                                           Strike $1.14 (a) (b)                                                52,401
                               1,256,281   Frank's Nursery & Crafts, Inc. Warrants,
                                           Strike $1.99 (a) (b)                                                   377
                                 500,000   Kmart Holding Corp. (a) (b)                                     21,251,500
                                                                                                       --------------
                                                                                                           21,424,970         1.99%
                                                                                                       --------------
                                           TOTAL COMMON STOCKS AND WARRANTS
                                           (Cost $742,165,271)                                            882,475,873
                                                                                                       --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                           ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.08%
Call Options                               Kmart Holding Corp., Strike $13, expires 05/06/05 (b)
                                           (option to purchase 22,951 shares of Kmart Holding Corp.)   $      702,289         0.07%
                                                                                                       --------------
Put Options                                Winn-Dixie Stores, Inc., Strike $5, expires 01/22/05
                                           (option to sell 100,000 shares of Winn-Dixie Stores, Inc.)          70,000

                                           Winn-Dixie Stores, Inc., Strike $5, expires 01/21/06
                                           (option to sell 50,000 shares of Winn-Dixie Stores, Inc.)           63,750
                                                                                                       --------------
                                                                                                              133,750         0.01%
                                                                                                       --------------
                                           TOTAL OTHER INVESTMENTS
                                           (Cost $251,128)                                                    836,039
                                                                                                       --------------
                               PRINCIPAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.11%
U.S. Treasury Bills           12,000,000   U.S. Treasury Bill 0.82%+, due 05/27/04                         11,993,612         1.11%
                                                                                                       --------------
                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $11,993,612)                                              11,993,612
                                                                                                       --------------
                                           TOTAL INVESTMENT PORTFOLIO - 87.77%
                                           (Cost $803,402,691)                                            945,809,791
                                                                                                       --------------
                                           CASH & OTHER ASSETS LESS
                                           LIABILITIES - 12.23%                                           131,787,904
                                                                                                       --------------
                                           NET ASSETS - 100.00%                                        $1,077,597,695
                                           (Applicable to 50,057,346                                   ==============
                                           shares outstanding)

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

  *  Issuer in default.

  +  Annualized yield at date of purchase.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
     Unaffiliated issuers (identified cost of $621,195,813)                                           $  728,975,920
     Affiliated issuers (identified cost of $182,206,878)                                                216,833,871
                                                                                                      --------------
          Total investments (identified cost of $803,402,691)                                            945,809,791
Cash                                                                                                     141,175,190
Receivable for fund securities sold                                                                        5,710,500
Receivable for fund shares sold                                                                            5,867,235
Dividends and interest receivable                                                                          1,583,026
Other receivables                                                                                              4,694
Other assets                                                                                                  33,940
                                                                                                      --------------
          Total assets                                                                                 1,100,184,376
                                                                                                      --------------

LIABILITIES:
Payable for fund shares redeemed                                                                           4,157,522
Payable for securities purchased                                                                          17,333,976
Payable to investment adviser                                                                                824,070
Accounts payable and accrued expenses                                                                        143,994
Other liabilities                                                                                            102,393
Payable for service fees (Note 3)                                                                             24,726
Commitments (Note 6)                                                                                              --
                                                                                                      --------------
          Total liabilities                                                                               22,586,681
                                                                                                      --------------
          Net assets                                                                                  $1,077,597,695
                                                                                                      ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
     50,057,346 shares outstanding                                                                    $  929,645,041
Accumulated undistributed net investment loss                                                             (3,034,073)
Accumulated undistributed net realized gains from investment transactions                                  8,579,627
Net unrealized appreciation of investments and translation
     of foreign currency denominated assets and liabilities                                              142,407,100
                                                                                                      --------------
          Net assets applicable to capital shares outstanding                                         $1,077,597,695
                                                                                                      ==============
Net asset value, offering and redemption price per share                                                      $21.53
                                                                                                              ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME:
     Interest                                                                                         $ 1,531,388
     Dividends-unaffiliated issuers (net of foreign withholding tax of $168,989)                        2,367,002
     Dividends-affiliated issuers                                                                         855,667
     Other income                                                                                         129,773
                                                                                                      -----------
          Total investment income                                                                       4,883,830
                                                                                                      -----------

EXPENSES:
     Investment advisory fees (Note 3)                                                                  4,078,411
     Service fees (Note 3)                                                                                436,822
     Transfer agent fees                                                                                  167,990
     Reports to shareholders                                                                               80,258
     Custodian fees                                                                                        71,448
     Registration and filing fees                                                                          58,565
     Accounting services                                                                                   44,056
     Administration fees (Note 3)                                                                          35,636
     Directors' fees and expenses                                                                          33,303
     Auditing and tax consulting fees                                                                      17,549
     Insurance expenses                                                                                    10,527
     Miscellaneous expenses                                                                                 5,103
     Legal fees                                                                                             4,427
                                                                                                      -----------
          Total operating expenses                                                                      5,044,095
                                                                                                      -----------
          Net investment loss                                                                            (160,265)
                                                                                                      -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gains on investments-unaffiliated issuers                                             8,120,458
     Net realized losses on foreign currency transactions                                                 (12,193)
     Net change in unrealized appreciation on investments                                              45,393,212
                                                                                                      -----------
          Net realized and unrealized gains on investments                                             53,501,477
                                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $53,341,212
                                                                                                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE
                                                                                            SIX MONTHS
                                                                                               ENDED             FOR THE YEAR
                                                                                          APRIL 30, 2004             ENDED
                                                                                            (UNAUDITED)        OCTOBER 31, 2003
                                                                                          --------------       ----------------
OPERATIONS:
     Net investment income (loss)                                                          $     (160,265)      $ 15,091,558
     Net realized gains on investments-unaffiliated issuers                                     8,120,458          2,615,236
     Net realized gains on investments-affiliated issuers                                              --            103,229
     Net realized losses on foreign currency transactions                                         (12,193)           (52,565)
     Net change in unrealized appreciation on investments                                      45,393,212        105,524,088
                                                                                           --------------       ------------
     Net increase in net assets resulting from operations                                      53,341,212        123,281,546
                                                                                           --------------       ------------

DISTRIBUTIONS:
     Dividends to shareholders from net investment income                                     (15,921,337)        (3,717,284)
     Distributions to shareholders from net realized gains on investments                      (2,791,852)        (6,384,488)
                                                                                           --------------       ------------
                                                                                              (18,713,189)       (10,101,772)
                                                                                           --------------       ------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                             492,787,577        287,760,616
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                                          17,924,301          9,737,679
     Redemption fees                                                                              504,516            433,683
     Cost of shares redeemed                                                                 (115,225,413)       (96,130,489)
                                                                                           --------------       ------------
     Net increase in net assets resulting from capital
          share transactions                                                                  395,990,981        201,801,489
                                                                                           --------------       ------------
     Net increase in net assets                                                               430,619,004        314,981,263
     Net assets at beginning of period                                                        646,978,691        331,997,428
                                                                                           --------------       ------------
     Net assets at end of period
          (including undistributed net investment income of
          $0 and $13,047,529, respectively)                                                $1,077,597,695       $646,978,691
                                                                                           ==============       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                       FOR THE
                                                     SIX MONTHS
                                                        ENDED                              YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2004     -------------------------------------------------------------
                                                     (UNAUDITED)       2003           2002          2001         2000        1999
                                                   ---------------    ------         ------        ------       ------      ------
Net Asset Value, Beginning of Period                     $20.17         $15.73        $15.04       $13.64       $11.09      $10.28
                                                         ------         ------        ------       ------       ------      ------
Income from Investment Operations:
     Net investment income (loss)                         (0.01)          0.50          0.06         0.18         0.36        0.20
     Net gain on securities (both realized
          and unrealized)                                  1.90           4.42          1.02         1.78         2.50        0.71
                                                         ------         ------        ------       ------       ------      ------
     Total from Investment Operations                      1.89           4.92          1.08         1.96         2.86        0.91
                                                         ------         ------        ------       ------       ------      ------
Less Distributions:
     Dividends from net investment income                 (0.45)         (0.18)        (0.19)       (0.27)       (0.25)      (0.10)
     Distributions from realized gains                    (0.08)         (0.30)        (0.20)       (0.29)       (0.06)         --
                                                         ------         ------        ------       ------       ------      ------
     Total Distributions                                  (0.53)         (0.48)        (0.39)       (0.56)       (0.31)      (0.10)
                                                         ------         ------        ------       ------       ------      ------
Net Asset Value, End of Period                           $21.53         $20.17        $15.73       $15.04       $13.64      $11.09
                                                         ======         ======        ======       ======       ======      ======
Total Return                                               9.44%(1)      32.15%         7.17%       14.91%       26.51%       8.86%
Ratios/Supplemental Data:
     Net Assets, End of period (in thousands)        $1,077,598       $646,979      $331,997      $97,236      $23,965      $8,312
     Ratio of Expenses to Average Net Assets
          Before expense reimbursement / recovery          1.11%(2)       1.19%         1.22%        1.66%        2.58%       5.38%
          After expense reimbursement / recovery            N/A            N/A          1.41%        1.50%        1.50%       1.87%
     Ratio of Net Investment Income (Loss) to
          Average Net Assets
          Before expense reimbursement / recovery         (0.04%)(2)      3.51%         0.93%        2.64%        2.81%      (0.31%)
          After expense reimbursement / recovery            N/A            N/A          0.74%        2.79%        3.89%       3.20%
     Portfolio Turnover Rate                                  4%(1)         11%           21%          20%          23%          5%

(1) Not Annualized

(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                             PRINCIPAL                                                                       VALUE          % OF
                             AMOUNT (*)    ISSUES                                                           (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 6.44%
Foreign Government Obligations
(Canadian Dollar) *            6,780,000   Canadian T-Bill, 2.84%, due 11/04/04                         $   4,880,269
(New Zealand Dollar) *         8,000,000   New Zealand Government, 6.50%, due 02/15/05                      5,035,820
(Norwegian Krone) *           30,680,000   Norwegian Government, 5.75%, due 11/30/04                        4,566,707
                                                                                                       --------------
                                                                                                           14,482,796         6.44%
                                                                                                       --------------
                                           TOTAL BONDS
                                           (Cost $14,652,257)                                              14,482,796
                                                                                                       --------------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 62.97%
Advertising                      179,900   Asatsu-DK, Inc. (Japan)                                          5,118,807         2.28%
                                                                                                       --------------
Agriculture                      300,400   Agrium, Inc. (Canada)                                            3,736,976
                                 184,108   Cresud SACIFYA ADR (Argentina)                                   2,187,019
                               7,569,000   Del Monte Pacific, Ltd. (Singapore)                              2,891,563
                                                                                                       --------------
                                                                                                            8,815,558         3.92%
                                                                                                       --------------
Building & Construction          112,500   Fomento de Construcciones y Contratas S.A. (Spain)               3,995,894
Products/Services                  7,500   Imerys S.A. (France)                                             1,706,425
                                                                                                       --------------
                                                                                                            5,702,319         2.53%
                                                                                                       --------------
Business Development             750,000   Dundee Precious Metals, Inc. Class A (a) (Canada)                3,081,258
& Investment Companies           499,700   Guoco Group, Ltd. (Hong Kong)                                    3,956,060
                                 175,000   Investor AB Class A (Sweden)                                     1,763,870
                                 685,000   JZ Equity Partners PLC (United Kingdom)                          1,533,627
                                     450   Pargesa Holding AG (Switzerland)                                 1,197,362
                                                                                                       --------------
                                                                                                           11,532,177         5.13%
                                                                                                       --------------
Corporate Services             9,165,000   Boardroom, Ltd. (c) (Singapore)                                  2,504,761         1.11%
                                                                                                       --------------
Diversified Operations           664,400   Hutchison Whampoa, Ltd. (Hong Kong)                              4,472,038         1.99%
                                                                                                       --------------
Energy/Coal                       65,000   Fording Canadian Coal Trust (Canada)                             2,499,250
                                 522,700   Westshore Terminals Income Fund (Canada)                         2,736,550
                                                                                                       --------------
                                                                                                            5,235,800         2.33%
                                                                                                       --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Energy/Services                  240,800   Farstad Shipping ASA (Norway)                               $    2,158,760
                                 115,000   Compagnie Generale de Geophyisque SA (a) (France)                5,700,372
                                 535,800   Smedvig ASA-A (Norway)                                           5,115,837
                                                                                                       --------------
                                                                                                           12,974,969         5.77%
                                                                                                       --------------
Engineering/Construction         375,000   Aker Kvaerner ASA (a) (Norway)                                   6,231,733         2.77%
                                                                                                       --------------
Forest Products & Paper          600,000   Canfor Corp. (a) (Canada)                                        6,849,664
                               8,447,695   Rubicon, Ltd. (a) (New Zealand)                                  4,438,588
                                                                                                       --------------
                                                                                                           11,288,252         5.02%
                                                                                                       --------------
IT Services                       42,500   Cap Gemini SA (a) (France)                                       1,503,956         0.67%
                                                                                                       --------------
Insurance                      3,331,684   BRIT Insurance Holdings PLC (a) (United Kingdom)                 4,874,338
                                   4,100   E-L Financial Corp., Ltd. (Canada)                               1,043,447
                                     140   Millea Holdings, Inc. (Japan)                                    1,991,754
                                 285,000   Sompo Japan Insurance, Inc. (Japan)                              2,569,662
                                                                                                       --------------
                                                                                                           10,479,201         4.66%
                                                                                                       --------------
Metals & Mining                  283,800   Noranda, Inc. (Canada)                                           4,046,988         1.80%
                                                                                                       --------------
Other Financial                  250,000   Banco Latinoamericano de Exportaciones, S.A. (Panama)            3,700,000
                                 209,700   Oslo Bors Holding ASA (Norway)                                   7,489,231
                                                                                                       --------------
                                                                                                           11,189,231         4.97%
                                                                                                       --------------
Securities Brokerage          26,428,000   Hotung Investment Holdings, Ltd. (a) (Singapore)                 3,039,220
                                 652,300   Ichiyoshi Securities Co., Ltd. (Japan)                           4,906,067
                                                                                                       --------------
                                                                                                            7,945,287         3.53%
                                                                                                       --------------
Software                         425,000   GEAC Computer Corp., Ltd. (a) (Canada)                           2,527,904         1.12%
                                                                                                       --------------
Telecommunications             1,281,644   Telecom Corp. of New Zealand, Ltd. (New Zealand)                 4,537,443         2.02%
                                                                                                       --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                                                                                                            VALUE           % OF
                                  SHARES   ISSUES                                                          (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Transportation                20,700,000   Chuan Hup Holdings, Ltd. (Singapore)                        $   5,961,386
                                 283,200   Ganger Rolf ASA (Norway)                                        6,501,993
                                 175,000   Golar LNG, Ltd. (a) (Norway)                                    2,264,014
                               1,001,750   Noble Group, Ltd. (Singapore)                                   1,919,366
                               9,407,687   Tranz Rail Holdings, Ltd. (a) (New Zealand)                     8,885,607
                                                                                                       --------------
                                                                                                          25,532,366        11.35%
                                                                                                       --------------
                                           TOTAL COMMON STOCKS
                                           (Cost $108,989,724)                                           141,638,790
                                                                                                       --------------
                              NOTIONAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.42%
Foreign Currency               2,500,000   Euro Dollar, Strike 1.18 EUR, expires 01/18/05                     81,000
Put Options                    8,000,000   New Zealand Dollar, Strike 0.63 NZD, expires 01/18/05             503,000
                              10,000,000   Norwegian Krone, Strike 7.30 NOK, expires 01/18/05                172,000
                               5,000,000   Canadian Dollar, Strike 1.36 CAD, expires 01/19/05                179,000
                                                                                                       --------------
                                                                                                             935,000         0.42%
                                                                                                       --------------
                                           TOTAL OTHER INVESTMENTS
                                           (Cost $856,200)                                                   935,000
                                                                                                       --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2004
                                   (UNAUDITED)

                             PRINCIPAL                                                                       VALUE          % OF
                             AMOUNT ($)    ISSUES                                                           (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 30.10%
Repurchase Agreements         17,739,950   Bear Stearns 0.93%, due 05/03/04 (b)                         $ 17,739,950          7.89%
                                                                                                        ------------
U.S. Treasury Bills           50,000,000   U.S. Treasury Bill 0.88%+, due 05/27/04                        49,968,857         22.21%
                                                                                                        ------------
                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $67,708,807)                                             67,708,807
                                                                                                        ------------
                                           TOTAL INVESTMENT PORTFOLIO - 99.93%
                                          (Cost $192,206,988)                                            224,765,393
                                                                                                        ------------
                                           OTHER ASSETS LESS
                                           LIABILITIES - 0.07%                                               149,817
                                                                                                        ------------
                                           NET ASSETS - 100.00%                                         $224,915,210
                                           (Applicable to 15,003,465                                    ============
                                           shares outstanding)

Notes:

(a)  Non-income producing securities.

(b)  Repurchase agreement collateralized by:

     Federal National Mortgage Association., par value $5,740,000, matures 04/25/18, value $512,577.

     Federal Home Loan Mortgage Corp., par value $23,943,610, matures 12/15/32, value $2,540,901.

     Federal Home Loan Mortgage Corp., par value $66,775,000, matures 06/15/33, value $6,154,949.

     Federal National Mortgage Association, par value $113,492,222, matures 07/25/33, value $9,046,778.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

ADR: American Depository Receipt.

  +  Annualized yield at date of purchase.

  *  Denominated in foreign currency as noted.

Country Concentration
                          % of
                       Net Assets
                       ---------
United States            30.10
Norway                   15.34
Canada                   14.04
New Zealand              10.40
Singapore                 7.25
Japan                     6.49
France                    3.96
Hong Kong                 3.75
United Kingdom            2.85
Spain                     1.78
Panama                    1.65
Argentina                 0.97
Sweden                    0.78
Switzerland               0.53
Other                     0.04
                        -------
Total                    99.93

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
     Unaffiliated issuers (identified cost of $189,722,460)                                                   $222,260,632
     Affiliated issuers (identified cost of $2,484,528)                                                          2,504,761
                                                                                                              ------------
          Total investments (identified cost of $192,206,988)                                                  224,765,393
Receivable for fund shares sold                                                                                  1,285,459
Dividends and interest receivable                                                                                  468,027
Other receivables                                                                                                    1,200
Other assets                                                                                                           571
                                                                                                              ------------
          Total assets                                                                                         226,520,650
                                                                                                              ------------

LIABILITIES:
Payable for fund shares redeemed                                                                                   363,075
Payable for securities purchased                                                                                   938,958
Payable to investment adviser                                                                                      231,089
Accounts payable and accrued expenses                                                                               72,318
Commitments (Note 6)                                                                                                    --
                                                                                                              ------------
          Total liabilities                                                                                      1,605,440
                                                                                                              ------------
          Net assets                                                                                          $224,915,210
                                                                                                              ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
     15,003,465 shares outstanding                                                                            $195,335,829
Accumulated undistributed net investment loss                                                                   (2,523,671)
Accumulated undistributed net realized losses from investment transactions                                        (441,208)
Net unrealized appreciation of investments and translation
     of foreign currency denominated assets and liabilities                                                     32,544,260
                                                                                                              ------------
          Net assets applicable to capital shares outstanding                                                 $224,915,210
                                                                                                              ============
Net asset value, offering and redemption price per share                                                            $14.99
                                                                                                                 =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                                                               $   444,046
     Dividends (net of foreign withholding tax of $111,704)                                                   1,066,626
     Dividends-affiliated issuers                                                                                31,484
     Other income                                                                                                 1,170
                                                                                                            -----------
          Total investment income                                                                             1,543,326
                                                                                                            -----------

EXPENSES:

     Investment advisory fees (Note 3)                                                                        1,022,595
     Service fees (Note 3)                                                                                       62,572
     Custodian fees                                                                                              58,363
     Directors' fees and expenses                                                                                36,200
     Accounting services                                                                                         33,336
     Transfer agent fees                                                                                         22,968
     Registration fees                                                                                           19,802
     Auditing and tax consulting fees                                                                            17,244
     Reports to shareholders                                                                                     13,391
     Administration fees (Note 3)                                                                                 6,325
     Legal fees                                                                                                   4,972
     Insurance expense                                                                                            1,189
     Miscellaneous expenses                                                                                       1,090
                                                                                                            -----------
          Total operating expenses                                                                            1,300,047
                                                                                                            -----------
     Expenses waived and reimbursed (Note 3)                                                                    131,586
                                                                                                            -----------
          Net expenses                                                                                        1,431,633
                                                                                                            -----------
          Net investment income                                                                                 111,693
                                                                                                            -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gains on investments                                                                          889,213
     Net realized losses on foreign currency transactions                                                      (176,631)
     Net change in unrealized appreciation on investments                                                    13,178,166
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                                                (14,068)
                                                                                                            -----------
          Net realized and unrealized gains on investments                                                   13,876,680
                                                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $13,988,373
                                                                                                            ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         FOR THE
                                                                                       SIX MONTHS
                                                                                          ENDED               FOR THE YEAR
                                                                                     APRIL 30, 2004               ENDED
                                                                                       (UNAUDITED)          OCTOBER 31, 2003
                                                                                 -------------------      ------------------

OPERATIONS:

     Net investment income                                                                 $ 111,693               $ 237,161
     Net realized gains (losses) on investments                                              889,213              (1,132,013)
     Net realized losses on foreign currency transactions                                   (176,631)                (85,021)
     Net change in unrealized appreciation on investments                                 13,178,166              20,232,175
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                             (14,068)                   (188)
                                                                                 -------------------       -----------------
     Net increase in net assets resulting from operations                                 13,988,373              19,252,114
                                                                                 -------------------       -----------------

DISTRIBUTIONS:

     Dividends to shareholders from net investment income                                 (2,639,232)               (208,588)
                                                                                 -------------------       -----------------

CAPITAL SHARE TRANSACTIONS:

     Proceeds from sale of shares                                                        123,783,644              60,445,133
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                                      2,535,398                 203,919
     Redemption fees                                                                          97,675                  75,597
     Cost of shares redeemed                                                             (10,135,959)             (5,518,577)
                                                                                 -------------------       -----------------
     Net increase in net assets resulting from capital
          share transactions                                                             116,280,758              55,206,072
                                                                                 -------------------       -----------------
     Net increase in net assets                                                          127,629,899              74,249,598
     Net assets at beginning of period                                                    97,285,311              23,035,713
                                                                                 -------------------       -----------------
     Net assets at end of period
          (including undistributed net investment income of
          $0 and $3,868, respectively)                                                  $224,915,210             $97,285,311
                                                                                 ===================       =================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                                     FOR THE
                                                                   SIX MONTHS
                                                                      ENDED               FOR THE             FOR THE
                                                                 APRIL 30, 2004         YEAR ENDED         PERIOD ENDED
                                                                  (UNAUDITED)        OCTOBER 31, 2003    OCTOBER 31, 2002*
                                                            --------------------    ------------------  -------------------
Net Asset Value, Beginning of Period                                 $13.49               $ 9.73               $10.00
                                                                     ------               ------               ------
Income (loss) from Investment Operations:

     Net investment income                                             0.13                 0.08                 0.02
     Net gain (loss) on securities (both realized
          and unrealized)                                              1.67                 3.76                (0.29)
                                                                     ------               ------               ------
     Total from Investment Operations                                  1.80                 3.84                (0.27)
                                                                     ------               ------               ------
Less Distributions:

     Dividends from net investment income                             (0.30)               (0.08)                 --
                                                                     ------               ------               ------
     Total Distributions                                              (0.30)               (0.08)                 --
                                                                     ------               ------               ------
Net Asset Value, End of Period                                       $14.99               $13.49               $ 9.73
                                                                     ======               ======               ======

TOTAL RETURN                                                          13.45%(1)            39.84%               (2.70%)(1)

Ratios/Supplemental Data:

     Net Assets, End of period (in thousands)                      $224,915              $97,285              $23,036
     Ratio of Expenses to Average Net Assets
          Before expense reimbursement                                 1.59%(2)             2.21%                4.30%(2)
          After expense reimbursement                                  1.75%(2)             1.75%                1.75%(2)
     Ratio of Net Income (loss) to Average Net Assets

          Before expense reimbursement                                 0.30%(2)             0.06%               (2.20%)(2)
          After expense reimbursement                                  0.14%(2)             0.52%                0.34%(2)
     Portfolio Turnover Rate                                              5%(1)                4%                   0%(1)


 1 Not Annualized
 2 Annualized
 * The Fund commenced investment operations on December 31, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc., a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of Third Avenue Value Fund. Third Avenue Small-Cap Value Fund commenced investment operations on April 1, 1997. Third Avenue Real Estate Value Fund commenced investment operations on September 17, 1998. Third Avenue International Value Fund commenced investment operations on December 31, 2001. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a discount to what the Adviser believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their true value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by a Fund on that day, based on the value determined on that day.

TheFunds may invest up to 15% of their total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees of the Funds, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. At April 30, 2004, such securities had a total fair value of $339,577,634 or 10.59% of net assets of Third Avenue Value Fund, $20,716,471 or 2.86% of net assets of Third Avenue Small-Cap Value Fund and $42,076,021 or 3.90% of net assets of Third Avenue Real Estate Value Fund. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, a percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any future registration costs.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments in the Funds may be comprised of dividends and return of capital. The payments may be originally recorded as dividend income and may subsequently be reclassified as a return of capital upon receipt of information from the issuer. At April 30, 2004 Third Avenue Value Fund and Third Avenue Real Estate Value Fund had reclassified $863,771 and $4,876,080 respectively. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

       o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

       o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts and swap contracts, option contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unre alized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

FOREIGN CURRENCY SWAP CONTRACTS:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A swap is used to hedge exposure to securities denominated in foreign currency and the corresponding foreign market. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Foreign currency swap contracts are valued based on quotes received from one or more brokers or dealers of such investments. Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contract.

At April 30, 2004, the Third Avenue Value Fund had an outstanding foreign currency swap contract with Bear Stearns Bank plc ("Bear Stearns") that commits the Fund to pay 10.982 billion Japanese yen in exchange for 100 million U.S. dollars, due to terminate on October 30, 2004. The Fund will pay 0.10% on the Japanese yen and Bear Stearns will pay 1.25% on the U.S. dollars.

FOREIGN CURRENCY OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The use of foreign currency put option strategies provide the Funds with protection against a rally in the U.S. dollar versus the foreign currency while retaining the benefits (net of option cost) of appreciation in foreign currency on equity holdings. At April 30, 2004, Third Avenue Small Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Fund had outstanding foreign currency put options.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in other income in the Statements of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 per Fund for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 per Fund in January of each year for the previous year's service. The Trustees on the Audit Committee receive $800 for each audit committee meeting they attend.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2004 were as follows:

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)


                                                                                        PURCHASES                 SALES
                                                                                        ---------                 -----
                Third Avenue Value Fund:
                      Affiliated                                                               $--            $151,673,236
                      Unaffiliated                                                     146,592,764             118,590,971
                Third Avenue Small-Cap Value Fund:
                      Affiliated                                                                --              14,345,474
                      Unaffiliated                                                      81,084,730              28,829,467
                Third Avenue Real Estate Value Fund:
                      Affiliated                                                        64,098,956                      --
                      Unaffiliated                                                     300,320,218              27,020,841
                Third Avenue International Value Fund:
                      Affiliated                                                         1,394,816                      --
                      Unaffiliated                                                      65,347,506               6,194,253


3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

Each Fund has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of the Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are reimbursable by the Funds, including service fees due to third parties and other miscellaneous expenses. At April 30, 2004, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had payables to affiliates of $326,219, $81,322, $120,405 and $22,778, respectively, for reimbursement of expenses paid by such affiliates. Under current arrangements for the Third Avenue Value Fund, and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Effective October 15, 1999, whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Prior to this date, the Adviser was obligated to reimburse Third Avenue Real Estate Value Fund per the agreement stated above for the Third Avenue Value Fund and Third Avenue Small-Cap Value Fund. Under current arrangements for the Third Avenue International

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund for the six months ended April 30, 2004. The Adviser recovered fees of $131,586 for Third Avenue International Value Fund, for the six months ended April 30, 2004.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $179,025 plus 50% of the difference between
(i) $190,278 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $179,025 plus $65 per permit for Blue Sky Services. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $179,025 plus $65 per permit for Blue Sky Services.

The Trust has entered into Shareholder Servicing Agreements with certain service agents for which the service agents receive a fee based on the average daily net assets invested into the Trust by the agent's customers in an omnibus account. The Trust remits to the Adviser the portion of these fees that represent various administrative services rendered by the service agent to such customers which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President, Chief Executive Officer ("CEO") and a Trustee of the Funds, is the President and CEO of M.J. Whitman, LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims. For the six months ended April 30, 2004, the Funds incurred brokerage commissions, paid to related parties as follows:

FUND                                    M.J. WHITMAN LLC        PRIVATE DEBT LLC
----                                    ----------------        ----------------
Third Avenue Value Fund                      $ 1,091,588                $ 87,500
Third Avenue Small-Cap Value Fund                425,040                      --
Third Avenue Real Estate Value Fund              650,926                      --
Third Avenue International Value Fund             48,887                      --

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENTS IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2004 is set forth below:


THIRD AVENUE VALUE FUND

                                           SHARES                                       SHARES                       DIVIDEND INCOME
                                      HELD AT OCT. 31,    SHARES          SHARES   HELD AT APR. 30,     VALUE AT     NOV. 1, 2003 -
NAME OF ISSUER:                             2003         PURCHASED         SOLD          2004         APR. 30, 2004   APR. 30, 2004
-----------                              -----------      -------          ----       -----------       ---------     ------------
ACMAT Corp. Class A                          200,678           --            --           200,678     $ 2,814,509                --
Alamo Group, Inc.                            594,300           --            --           594,300       9,847,551          $ 71,316
American Capital Access Holdings             118,812           --            --           118,812       6,449,516                --
American Capital Access Holdings,
  Convertible Pfd.                               259           --            --               259      14,734,728                --
American Capital Access Holdings,
  Senior Convertible Pfd.                        103           --            --               103       5,889,004                --
Carver Bancorp, Inc.                         218,500           --            --           218,500       4,785,150            10,925
CGA Group, Ltd., Series C                  6,045,667           --            --         6,045,667              --                --
Electro Scientific Industries, Inc.        2,055,400           --     2,055,400                --              --                --
Frank's Nursery & Crafts, Inc.             1,794,506      422,788(1)         --         2,217,294       2,028,824                --
FSI International, Inc.                    3,587,900           --     3,587,900                --              --                --
Innovative Clinical Solutions, Ltd.        1,308,740           --            --         1,308,740           7,852                --
J & J Snack Foods Corp.                      495,000           --       495,000                --              --                --
KEMET Corp.                                4,458,200           --     4,458,200                --              --                --
Koger Equity Inc.                          1,352,836           --            --         1,352,836      28,341,914           946,985
Lodgian, Inc.                                439,629           --       293,086(2)        146,543       2,417,960                --
Lodgian, Inc. Class A Warrants               637,570           --            --           637,570         466,382                --
Lodgian, Inc. Class B Warrants               127,159           --            --           127,159         126,841                --
Tejon Ranch Co.                            3,420,106           --            --         3,420,106     119,019,689                --
Trammell Crow Co.                          2,150,000           --            --         2,150,000      29,046,500                --
Woronoco Bancorp, Inc.                       390,800           --            --           390,800      12,681,460           141,665
                                                                                                     ------------        ----------
        Total Affiliates                                                                             $238,657,880        $1,170,891
                                                                                                     ============        ==========

THIRD AVENUE SMALL-CAP VALUE FUND

                                           SHARES                                       SHARES                       DIVIDEND INCOME
                                      HELD AT OCT. 31,    SHARES          SHARES   HELD AT APR. 30,     VALUE AT     NOV. 1, 2003 -
NAME OF ISSUER:                             2003         PURCHASED         SOLD          2004         APR. 30, 2004   APR. 30, 2004
-----------                              -----------      -------          ----       -----------       ---------     ------------
Advanced Power Technology, Inc.              667,100           --       112,100           555,000     $ 5,627,700                --
CyberOptics Corp.                            644,300           --       644,300                --              --                --
KEMET Corp.                                  725,000           --       283,600           441,400               +                --
Wellsford Real Properties, Inc.              343,000           --            --           343,000       6,242,600                --
                                                                                                      -----------         ---------
        Total Affiliates                                                                              $11,870,300                --
                                                                                                      ===========         =========

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)


THIRD AVENUE REAL ESTATE VALUE FUND

                                           SHARES                                       SHARES                       DIVIDEND INCOME
                                      HELD AT OCT. 31,     SHARES         SHARES   HELD AT APR. 30,     VALUE AT     NOV. 1, 2003 -
NAME OF ISSUER:                             2003          PURCHASED        SOLD          2004         APR. 30, 2004   APR. 30, 2004
-----------                              -----------       -------         ----       -----------       ---------     ------------
American Land Lease, Inc.                    379,798            --           --           379,798     $ 7,349,091          $189,899
Consolidated-Tomoka Land Co.                 510,000            --           --           510,000      19,125,000            61,200
Falcon Financial Investment Trust                 --     1,430,850           --         1,430,850      11,160,630                --
First Potomac Realty Trust                   175,000       376,300           --           551,300      10,254,180           127,760
Killam Properties, Inc.                           --     4,000,000           --         4,000,000       6,835,121                --
LNR Property Corp.                         1,454,200       460,800           --         1,915,000      96,171,300            19,428
Modtech Holdings, Inc.                       734,056        89,470           --           823,526       5,828,917                --
One Liberty Properties, Inc.                 575,400       362,800           --           938,200      17,262,880           457,380
Trammell Crow Co.                          1,485,900       570,750           --         2,056,650      27,785,342                --
Wellsford Real Properties, Inc.              827,550            --           --           827,550      15,061,410                --
                                                                                                     ------------          --------
        Total Affiliates                                                                             $216,833,871          $855,667
                                                                                                     ============          ========

THIRD AVENUE INTERNATIONAL VALUE FUND

                                           SHARES                                       SHARES                       DIVIDEND INCOME
                                      HELD AT OCT. 31,     SHARES         SHARES   HELD AT APR. 30,     VALUE AT     NOV. 1, 2003 -
NAME OF ISSUER:                             2003          PURCHASED        SOLD          2004         APR. 30, 2004   APR. 30, 2004
-----------                              -----------       -------         ----       -----------       ---------     ------------
Boardroom, Ltd.                            4,281,000     4,884,000           --         9,165,000      $2,504,761           $31,484
                                                                                                       ----------         ---------
        Total Affiliates                                                                               $2,504,761           $31,484
                                                                                                       ==========         =========
+   As of April 30, 2004, no longer an affiliate.
(1) Increase due to distribution.
(2) Decrease due to reverse stock split.


                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value. Transactions in capital stock were as follows:


                                                             THIRD AVENUE                                 THIRD AVENUE
                                                              VALUE FUND                             SMALL-CAP VALUE FUND
                                                --------------------------------------      ---------------------------------------
                                                    FOR THE                 FOR THE             FOR THE                 FOR THE
                                               SIX MONTHS ENDED           YEAR ENDED       SIX MONTHS ENDED           YEAR ENDED
                                                APRIL 30, 2004         OCTOBER 31, 2003     APRIL 30, 2004         OCTOBER 31, 2003
                                                ---------------         ---------------     ---------------         ---------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
    of period                                       74,295,949              73,509,071          30,061,713              28,585,959
    Shares sold                                      8,322,936              15,619,502          10,373,010               8,727,403
    Shares reinvested from dividends
        and distributions                              551,515                 984,677             179,554                 278,499
    Shares redeemed                                 (9,018,442)            (15,817,301)         (2,963,462)             (7,530,148)
                                                    ----------              ----------          ----------              ----------
Net increase (decrease) in Fund shares                (143,991)                786,878           7,589,102               1,475,754
                                                    ----------              ----------          ----------              ----------
 Shares outstanding at end of period                74,151,958              74,295,949          37,650,815              30,061,713
                                                    ==========              ==========          ==========              ==========


                                                              THIRD AVENUE                                THIRD AVENUE
                                                         REAL ESTATE VALUE FUND                     INTERNATIONAL VALUE FUND
                                                --------------------------------------      ---------------------------------------
                                                    FOR THE                 FOR THE             FOR THE                 FOR THE
                                               SIX MONTHS ENDED           YEAR ENDED       SIX MONTHS ENDED           YEAR ENDED
                                                APRIL 30, 2004         OCTOBER 31, 2003     APRIL 30, 2004         OCTOBER 31, 2003
                                                ---------------         ---------------     ---------------         ---------------
Increase in Fund shares:
Shares outstanding at beginning
    of period                                       32,072,703              21,112,267           7,210,930               2,367,383
    Shares sold                                     22,374,527              15,941,608           8,288,821               5,327,303
    Shares reinvested from dividends
        and distributions                              852,726                 619,840             178,970                  21,353
    Shares redeemed                                 (5,242,610)             (5,601,012)           (675,256)               (505,109)
                                                    ----------              ----------          ----------              ----------
 Net increase in Fund shares                        17,984,643              10,960,436           7,792,535               4,843,547
                                                    ----------              ----------          ----------              ----------
Shares outstanding at end of period                 50,057,346              32,072,703          15,003,465               7,210,930
                                                    ==========              ==========          ==========              ==========


                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

The Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. The Third Avenue Small-Cap Value Fund and the Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. The Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,900,000 capital investment to Insurance Partners II Equity Fund, LP of which $1,615,000 has been funded as of April 30, 2004. This commitment may be payable upon demand of Insurance Partners II Equity Fund, LP.

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2004. This commitment may be payable upon demand of RS Holdings.

Third Avenue Value Fund has committed to participate in the Danielson Holding Corporation rights offering. This commitment will likely require the Fund to pay $2,974,072 to purchase additional shares of Danielson Holding Corporation.

Pursuant to the swap contract between the Third Avenue Value Fund and Bear Stearns, whenever fluctuations in the value of the contract results in a loss to the Fund of $5,000,000, the Fund is obligated to reset the contract resulting in a payment to Bear Stearns equal to the loss. Accordingly, securities valued at $45,142,425 have been segregated to meet each of the above contingencies.

Third Avenue Real Estate Value Fund has committed $11,250,000 to Frank's Nursery & Crafts pursuant to a revolving credit loan, of which $6,875,000 has been funded as of April 30, 2004. This commitment may be payable upon demand of Frank's Nursery & Crafts.

Third Avenue Real Estate Value Fund has committed a $6,000,000 Canadian capital investment to Sterling Centrecorp, Inc., of which $0 has been funded as of April 30, 2004. This commitment may be payable upon demand of Sterling Centercorp, Inc. Accordingly, cash has been segregated to meet each of the above contingencies.

As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Third Avenue International Value Fund since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Fund's inception through April 30, 2004 subject to repayment amount to $364,360 for the Third Avenue International Value Fund.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

FOREIGN CURRENCY CONTRACTS:

The Funds may enter into foreign currency swap contracts, forward foreign currency contracts and foreign currency option contracts. Such contracts are over the counter contracts negotiated between two parties. There are both market risks and credit risks associated with such contracts. Market risks are generally limited to the movement in value of the foreign currency relative to the U.S. dollar. Credit risks typically involve the risk that the counterparty to the transaction will be unable to meet the terms of the contract. Foreign currency swap contracts and forward foreign currency contracts may have risk which exceeds the amounts reflected on the Statements of Assets and Liabilities.

HIGH YIELD DEBT:

Third Avenue Value Fund and Third Avenue Real Estate Value Fund currently invest in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

                                 [LOGO OMITTED]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2004
                                   (UNAUDITED)

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

8. FEDERAL INCOME TAXES

For the period ended October 31, 2003, Third Avenue Value Fund and Third Avenue International Value Fund each had available for federal tax purposes unused capital loss carryforwards of $29,450,017 and $1,153,790, respectively, which expire in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

                                 [LOGO OMITTED]

                               THIRD AVENUE FUNDS
                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. You can obtain a copy of these proxy voting guidelines without charge, upon request, by calling (800) 443-1021.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief executive Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                              Providence, RI 02940
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                                 [LOGO OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                WWW.THIRDAVE.COM

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) On June 3, 2004, Michael T. Carney resigned as the Trust's Chief Financial Officer. On that same date, the Board of Trustees of the Trust acknowledged that Julie A. Smith would serve as the Trust's principal financial officer pending the appointment of a permanent replacement for Mr. Carney. The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THIRD AVENUE TRUST

By:         /S/ DAVID M. BARSE
            ------------------
Name:       David M. Barse
Title:      Principal Executive Officer
            Date: June 9, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /S/ DAVID M. BARSE
            ------------------
Name:       David M. Barse
Title:      Principal Executive Officer
Date:       June 9, 2004

By:         /S/ JULIE A. SMITH
            ------------------
Name:       Julie A. Smith
Title:      Principal Financial Officer
Date:       June 9, 2004